Other Investments - Additional Information (Detail) - USD ($)	12 Months Ended			19 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Sep. 30, 2018	Nov. 30, 2017
Schedule of Equity Method Investments [Line Items]
Equity interest acquired	93.80%			93.80%		93.80%
Aggregate cost of equity method investments						$ 51,500,000
Pro-rata share of earnings from equity method investment	$ 3,214,000	$ 3,594,000	$ 744,000
Voting interest	25.00%
Equity Investment	$ 76,208,000	69,215,000		$ 76,208,000
Purchase price description of minority interest under equity method	The purchase price is equal to the greater of: (a) (i) the product of the aggregate trailing 12-month revenues of the equity investment preceding the date of purchase, multiplied by (ii) a factor of 2.9 multiplied by (iii) a factor of 0.723, multiplied by (iv) the percentage interest owned by each minority equity holder and (b) $966,666.
Minimum purchase price consideration of remaining minority interest under equity method	$ 966,666			966,666
Interest percentage in investment, accounted under cost method					10.00%
Investment accounted under cost method					$ 4,500,000
Other Long-term Liabilities | ASC 815-10
Schedule of Equity Method Investments [Line Items]
Equity method Investment, noncurrent liabilities						$ 2,200,000
Equity Investment
Schedule of Equity Method Investments [Line Items]
Equity Investment	$ 57,600,000			57,600,000
Privately-held Company
Schedule of Equity Method Investments [Line Items]
Pro-rata share of earnings from equity method investment		2,400,000		$ 1,300,000
Guangdong Fuxin Electronic Technology
Schedule of Equity Method Investments [Line Items]
Equity interest acquired	20.00%			20.00%
Pro-rata share of earnings from equity method investment	$ 1,900,000	1,200,000	700,000
Total carrying value of equity method investment	14,100,000	12,900,000		$ 14,100,000
Dividends from equity investment	$ 700,000	$ 400,000	$ 400,000